TERM DEBT - SVB Term Loan (Detail Textuals 2) (USD $)	6 Months Ended				2 Months Ended	6 Months Ended		12 Months Ended				2 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jul. 31, 2013	Apr. 30, 2013	Feb. 27, 2013 Term credit facility Silicon Valley Bank ("SVB") Installment	Jun. 30, 2013 Term credit facility Silicon Valley Bank ("SVB")	Jun. 30, 2012 Term credit facility Silicon Valley Bank ("SVB")	Dec. 31, 2012 Term credit facility Silicon Valley Bank ("SVB")	Dec. 31, 2011 Term credit facility Silicon Valley Bank ("SVB")	Feb. 01, 2011 Term credit facility Silicon Valley Bank ("SVB") Installment	Dec. 31, 2010 Term credit facility Silicon Valley Bank ("SVB")	Feb. 27, 2013 Term credit facility Silicon Valley Bank ("SVB") Subsequent Event [Member] Installment	Jul. 31, 2013 Term credit facility Silicon Valley Bank ("SVB") Subsequent Event [Member]
Debt Instrument [Line Items]
Outstanding balance on the line of credit			$ 3,100,000	$ 4,200,000							$ 3,000,000		$ 3,100,000
Number of equal monthly installments					36					36		36
Percent of aggregate amount of the term loan equal to final payment						2.00%		2.00%
Interest rate					7.50%	9.00%						75.00%
Final payment recorded as discount						60,000		60,000
Increase in gross capital						1,500,000
Additional term loan					1,000,000							1,000,000
Interest expense for the lines of credit, including amortization of deferred financing costs	$ 171,000	$ 141,000				$ 301,000	$ 144,000	$ 509,000	$ 524,000